Common Shares (Tables)	12 Months Ended
Jan. 31, 2024
Common Shares
Summarizes the continuity of Special Warrants
		Exercised Into
	Number of Special Warrants	Common Shares	Warrants

Balance, January 31, 2021	5,589,735	330,000	330,000
Exercised into 1.14 common shares and warrants	(5,589,735)	6,372,298	6,372,298
Balance, January 31, 2024, 2023 and 2022	–	6,702,298	6,702,298